INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING - Money market transactions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interbank Deposits
Interbank liabilities	$ 902,132	$ 886,405
Total interbank	902,132	886,405
Repurchase agreements and other similar secured borrowing
Short selling operations	125,682	276,242
Temporary transfer of securities	63,370	487,083
Total Repurchase agreements and other similar secured borrowing	189,052	763,325
Total money market transactions	$ 1,091,184	$ 1,649,730
Repo liabilities
Repurchase agreements and other similar secured borrowing
Debt instrument maturity	30 days	30 days